N-2	6 Months Ended
Jun. 30, 2026 shares
Cover [Abstract]
Entity Central Index Key	0002028174
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	SOUND POINT ALTERNATIVE INCOME FUND
Document Period End Date	Jun. 30, 2026
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Sound Point Alternative Income Fund (the “Fund”) is a closed-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and organized as a Delaware statutory trust on May 21, 2024. The Fund operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act. Skypoint Capital Advisors, LLC serves as the investment adviser (the “Investment Adviser”) of the Fund. Sound Point Capital Management, LP serves as the investment sub-adviser (the “Sub-Adviser”) of the Fund. The Fund’s investment objectives are to seek to generate current income and to provide attractive risk-adjusted returns across varying market cycles. The Fund’s Board of Trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

Risk Factors [Table Text Block]	Principal Risks

No Operating History

The Fund is a newly organized, non-diversified, closed-end management investment company with no operating history. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of Shares could decline substantially. It is designed for long-term investing and not as a vehicle for trading.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such investment could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Daily Valuation Risk

The Shares are offered daily, with a daily calculation of the NAV per Share. While the Valuation Designee aims to assess significant information about the Fund’s holdings on a daily basis, there may be instances where it is unable to acquire or evaluate such information properly. Consequently, the Valuation Designee fair value assessments could lead to significant disparities between the Fund’s NAV on a valuation day and what it would have been had all information been fully incorporated. This may result in investors receiving either more or fewer Shares upon purchase, and more or fewer cash proceeds upon tendering their Shares, than they would have otherwise expected.

Credit Risk

One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
Assets:
Investments, at value (cost $30,821,421)	$30,890,365
Cash	30,999
Receivables:
Investment securities sold	6,694,692
Dividends and interest	87,966
Due from adviser	16,279
Deferred offering costs (Note 2)	353,082
Prepaid expenses	3,060
Total assets	38,076,443

Liabilities:
Payables:
Investment securities purchased	5,919,585
Fund accounting and administration fees (Note 6)	13,899
Due to Investment Adviser (Note 2)	353,049
Audit fees	45,703
Legal fees	19,726
Transfer Agency fees and expenses	2,518
Trustees’ fees and expenses	1,429
Other accrued expenses	19,654
Total liabilities	6,375,563
Net Assets	$31,700,880

Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$31,465,468
Total distributable earnings	235,412
Net Assets	$31,700,880

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$31,700,880
Shares of beneficial interest issued and outstanding	1,570,702
Net asset value, offering, and redemption price per share	$20.18

Outstanding Security, Authorized [Shares]	31,700,880
No Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Operating History

The Fund is a newly organized, non-diversified, closed-end management investment company with no operating history. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of Shares could decline substantially. It is designed for long-term investing and not as a vehicle for trading.

Non-Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such investment could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Daily Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Daily Valuation Risk

The Shares are offered daily, with a daily calculation of the NAV per Share. While the Valuation Designee aims to assess significant information about the Fund’s holdings on a daily basis, there may be instances where it is unable to acquire or evaluate such information properly. Consequently, the Valuation Designee fair value assessments could lead to significant disparities between the Fund’s NAV on a valuation day and what it would have been had all information been fully incorporated. This may result in investors receiving either more or fewer Shares upon purchase, and more or fewer cash proceeds upon tendering their Shares, than they would have otherwise expected.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk

One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.